DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
The aggregate notional amount of the company’s derivative positions as at December 31, 2023 and 2022 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Foreign exchange	(a)	$58,175	$50,601
Interest rates	(b)	124,265	61,939
Equity derivatives	(c)	2,017	1,942

Commodity instruments	(d)
Energy (GWh)		98,345	69,902
Natural gas (MMBtu – 000’s)		144,104	128,381
The company held the following foreign exchange contracts with notional amounts as at December 31, 2023 and 2022:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2023	2022	2023	2022
Foreign exchange contracts
Canadian dollars	$7,360	$7,381	0.76	0.76
British pounds	7,608	6,880	1.07	1.12
European Union euros	14,814	10,074	1.09	1.01
Australian dollars	3,417	4,088	0.69	0.69
Indian rupee	5,233	3,921	85.57	73.72
Korean won[1]	1,091	923	1,303	1,293
Chinese yuan[1]	3,083	4,166	6.86	6.07
Japanese yen[1]	77	378	138.41	116.26
Colombian pesos[1]	2,652	355	4,629	4,800
Brazilian reais	3,969	1,371	0.18	0.16
Swedish krona	—	—		—
Other currencies	1,532	2,764	Various	Various
Cross currency interest rate swaps
Canadian dollars	6,457	5,673	0.80	0.77
Australian dollars	502	634	0.68	0.93
Japanese yen[1]	—	275	—	130.68
British pounds	—	243	—	1.21
Brazilian reais[1]	—	749	—	0.19
Foreign exchange options
Indian rupee	379	485	74.20	78.73
1.Average rate is quoted using USD as base currency.
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2023 and 2022, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2023	Unrealized Losses During 2023	Net Change During 2023	Net Change During 2022
Foreign exchange derivatives	$137	$(90)	$47	$23
Interest rate derivatives	205	(215)	(10)	419
Equity derivatives	—	(32)	(32)	(296)
Commodity derivatives	221	(123)	98	(292)
	$563	$(460)	$103	$(146)
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2023 and 2022, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2023				2022
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$4,295	$892	$946	$6,133	$7,075
Interest rate derivatives	24,234	19,941	925	45,100	19,976
Equity derivatives	1,231	786	—	2,017	1,942
Commodity instruments
Energy (GWh)	8,482	25,938	34,974	69,394	51,770
Natural gas (MMBtu – 000’s)	85,583	9,135	—	94,718	60,578
Elected for hedge accounting
Foreign exchange derivatives	$17,987	$32,628	$1,426	$52,041	$43,286
Interest rate derivatives	19,308	53,331	6,526	79,165	41,963
Equity derivatives	—	—	—	—	—
Commodity instruments
Energy (GWh)	5,471	10,514	12,966	28,951	18,133
Natural gas (MMBtu – 000’s)	37,142	12,244	—	49,386	67,803

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2023 and 2022 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2023			2022
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$84,119	$(754)	$(12)	$49,199	$2,081	$13
Net investment hedges	45,979	(1,200)	—	35,438	2,998	—
	$130,098	$(1,954)	$(12)	$84,637	$5,079	$13
1.Notional amount does not include 28,952 GWh and 49,386 MMBtu – 000’s – of commodity derivatives as at December 31, 2023 (2022 – 18,133 GWh, 67,803 MMBtu – 000’s).